Vessels, Net / Vessels Held for Sale / Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2015
Vessels Net [Abstract]
Vessels, Net / Vessels Held for Sale / Other Fixed Assets, Net
6.      Vessels, Net / Vessels Held for Sale / Other Fixed Assets, Net
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2014	$376,193,456	$(70,057,540)	$306,135,916
Newbuilding deliveries	81,051,077		81,051,077
Depreciation for the period		(18,154,020)	(18,154,020)
Balance December 31, 2014	$457,244,533	$(88,211,560)	$369,032,973
Depreciation for the period		(16,687,357)	(16,687,357)
Disposals	(165,075,995)	21,991,963	(143,084,032)
Transfer to Vessels Held for Sale	(147,153,000)	64,287,231	(82,865,769)
Impairment loss	(71,087,353)	18,619,723	(52,467,630)
Balance December 31, 2015	$73,928,185	$-	$73,928,185

All Company's vessels were first-priority mortgaged as collateral to the loans and credit facilities and related interest rate swaps outstanding as of December 31, 2015.

On June 25, 2015, a special committee consisting of the Company's five independent directors (“Special Committee”) was assigned to investigate the block sale of four vessels of the Company's operating fleet, the M/V Dream Seas, the M/V Gentle Seas, the M/V Peaceful Seas and the M/V Friendly Seas, for the purpose of improving the Company's liquidity. The Special Committee determined it was in the best interest of the Company and its shareholders to sell the vessel-owning subsidiaries of these vessels to an entity controlled by Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer. In July 2015, the Special Committee and Mr. Bodouroglou agreed to the sale of all of the issued and registered shares of the respective vessel-owning subsidiaries (“Sale Transaction”). The Sale Transaction was based on a mutually agreed value of $63,200,000 for the four vessels transferred, net of a commission of 1.00% over such value, paid to Seacommercial. The sale and transfer of the respective vessel-owning subsidiaries were concluded on July 27, 2015 (“Sale Transaction Date”). The Sale Transaction did not include the transfer of any current assets and current liabilities existing prior to the Sale Transaction Date, apart from lubricant inventories, directly related to the transfer of the vessels and cash received in advance relating to revenue generated subsequent to the Sale Transaction Date. As of June 30, 2015, the Company assessed that all the held for sale criteria were met for the assets and liabilities associated with the Sale Transaction. As of June 30, 2015, the Company reviewed the carrying amount in connection with the fair market value less cost to sell of the M/V Dream Seas, the M/V Gentle Seas, the M/V Peaceful Seas and the M/V Friendly Seas. The review indicated that such carrying amounts were in excess of the fair value less cost to sell such vessels. Therefore, a loss of $47,639,830 and $19,772 was recorded and is included in Loss related to vessels held for sale and Loss from sale of assets, respectively, in the 2015 accompanying consolidated statement of comprehensive loss. The Company accounted for the Sale Transaction as sale of assets.

In connection with the settlement agreement with Commerzbank AG dated December 8, 2015 discussed in Note 8, on November 9, 2015, the Company entered into memoranda of agreement, as further supplemented and amended, for the sale of three vessels of its operating fleet, the M/V Sapphire Seas, the M/V Diamond Seas and the M/V Pearl Seas, to an unrelated third party. The M/V Sapphire Seas and the M/V Diamond Seas were delivered to their new owners in December 2015, and a loss of $26,513,082 was incurred and is included in Loss from sale of assets in the 2015 accompanying consolidated statement of comprehensive loss. The M/V Pearl Seas was delivered to her new owners in January 2016.

In connection with the settlement agreement with Bank of Ireland dated January 7, 2016 discussed in Note 8, on December 1, 2015, the Company entered into a memorandum of agreement for the sale of the M/V Kind Seas to an unrelated third party. The M/V Kind Seas was delivered to her new owners in January 2016.

On December 23 and December 30, 2015, the Company entered into memoranda of agreement for the sale of the M/V Deep Seas and M/V Calm Seas, respectively, to an unrelated third party. Both vessels were delivered to their new owners in January 2016.

As of December 31, 2015, the Company assessed that all the held for sale criteria were met for the M/V Pearl Seas, M/V Kind Seas, M/V Deep Seas and M/V Calm Seas and reviewed the carrying amount in connection with their fair market value less cost to sell. The review indicated that such carrying amounts were in excess of the fair value less cost to sell such vessels. Therefore, a loss of $69,125,569 was recorded and is included in Loss related to vessels held for sale in the 2015 accompanying consolidated statement of comprehensive loss. Furthermore, liabilities associated with the vessels held for sale are separately presented under Liabilities associated with vessels held for sale in the 2015 accompanying consolidated balance sheet. The major class of liabilities classified as associated with assets held for sale, consist of their respective long-term debt, net of unamortized financing costs with a carrying amount of $47,587,119 (refer to Note 8).

In connection with the settlement agreement with Nordea Bank Finland Plc dated March 9, 2016 discussed in Note 8, on March 17, 2016, the Company entered into memoranda of agreement, for the sale of the remaining six vessels of its operating fleet, the M/V Coral Seas, the M/V Golden Seas, the M/V Prosperous Seas, the M/V Priceless Seas, the M/V Proud Seas and the M/V Precious Seas, to an unrelated third party. As of December 31, 2015, the Company reviewed the carrying amount in connection with the sale price of the vessels and a loss of $52,467,630 was recorded and is included in Impairment loss in the 2015 accompanying consolidated statement of comprehensive loss. The vessels were delivered to their new owners in March, April and May 2016.

Due to the sale of vessels, discussed above, other fixed assets of $23,144, $297,727 and $127,661 were written-off and are included in Loss related to vessels held for sale, Impairment loss and Loss from sale of assets, respectively, in the 2015 accompanying consolidated statement of comprehensive loss.